First Trust WCM Focused Global Growth Fund
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) – 97.1%
	Canada – 2.1%
69,264	Waste Connections, Inc.	$13,519,640
	Cayman Islands – 8.1%
669,800	Meituan, Class B (HKD) (c) (d) (e) (f)	13,478,030
193,178	Sea Ltd., ADR (d)	25,207,797
219,800	Tencent Holdings Ltd. (HKD) (c)	14,044,331
		52,730,158
	Denmark – 2.3%
214,448	Novo Nordisk A.S., Class B (DKK) (c)	14,663,598
	Germany – 4.0%
71,026	Heidelberg Materials AG (EUR) (c)	12,243,293
232,615	Siemens Energy AG (EUR) (c) (d)	13,789,888
		26,033,181
	India – 2.7%
546,137	ICICI Bank, Ltd., ADR	17,214,238
	Ireland – 2.5%
35,378	Linde PLC	16,473,412
	Japan – 2.0%
195,400	Nintendo Co., Ltd. (JPY) (c)	13,282,843
	Netherlands – 3.6%
7,980	Adyen N.V. (EUR) (c) (d) (e) (f)	12,231,714
25,347	Ferrari N.V. (EUR) (c)	10,824,704
		23,056,418
	Spain – 1.0%
396,485	Puig Brands S.A. (EUR) (c) (d)	6,778,382
	Sweden – 3.9%
638,105	SAAB AB (SEK) (c)	25,089,923
	Taiwan – 3.4%
794,000	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD) (c)	22,361,414
	United Kingdom – 9.2%
635,280	3i Group PLC (GBP) (c)	29,871,263
113,531	AstraZeneca PLC (GBP) (c)	16,671,442
1,326,055	Rolls-Royce Holdings PLC (GBP) (c) (d)	12,888,416
		59,431,121
	United States – 52.3%
155,820	Amazon.com, Inc. (d)	29,646,313
179,105	AppLovin Corp. (d)	47,457,452
161,952	Arista Networks, Inc. (d)	12,548,041
65,122	Arthur J. Gallagher & Co.	22,482,719
199,556	Corteva, Inc.	12,558,059
Shares	Description	Value

	United States (Continued)
75,233	Datadog, Inc., Class A (d)	$7,463,866
2,385	Entegris, Inc.	208,640
68,766	Freshpet, Inc. (d)	5,719,268
15,605	GE Vernova, Inc.	4,763,894
87,242	General Electric Co.	17,461,486
91,452	GoDaddy, Inc., Class A (d)	16,474,163
110,872	Illumina, Inc. (d)	8,796,585
33,722	Intuitive Surgical, Inc. (d)	16,701,495
43,481	LPL Financial Holdings, Inc.	14,224,374
29,732	McKesson Corp.	20,009,339
51,982	Microsoft Corp.	19,513,523
165,068	NVIDIA Corp.	17,890,070
62,625	Reinsurance Group of America, Inc.	12,330,863
32,782	UnitedHealth Group, Inc.	17,169,573
31,278	Vertex Pharmaceuticals, Inc. (d)	15,164,200
58,494	Visa, Inc., Class A	20,499,807
		339,083,730
	Total Investments – 97.1%	629,718,058
	(Cost $507,041,380)
	Net Other Assets and Liabilities – 2.9%	18,478,720
	Net Assets – 100.0%	$648,196,778

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $218,219,241 or 33.7% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)
This security is exempt from registration upon resale under
Rule 144A of the 1933 Act and may be resold in transactions
exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration.

First Trust WCM Focused Global Growth Fund
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	65.3%
GBP	9.4
EUR	8.9
HKD	4.4
SEK	4.0
TWD	3.6
DKK	2.3
JPY	2.1
Total	100.0%

Sector Allocation	% of Total Investments
Information Technology	22.8%
Financials	20.5
Health Care	17.3
Industrials	13.9
Consumer Discretionary	8.6
Communication Services	8.3
Materials	6.6
Consumer Staples	2.0
Total	100.0%

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows:
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$13,519,640	$13,519,640	$—	$—
Cayman Islands	52,730,158	25,207,797	27,522,361	—
India	17,214,238	17,214,238	—	—
Ireland	16,473,412	16,473,412	—	—
United States	339,083,730	339,083,730	—	—
Other Country Categories*	190,696,880	—	190,696,880	—
Total Investments	$629,718,058	$411,498,817	$218,219,241	$—

*	See Portfolio of Investments for country breakout.